Income Taxes (Schedule Of Reconciliation Of The Beginning And Ending Amounts Of Unrecognized Tax Benefits) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Abstract]
Balance at beginning of year	¥ (14,693)	¥ (9,843)	¥ (7,187)
Increase related to prior year tax positions	(6,058)	(5,690)	(685)
Decrease related to prior year tax positions	1,435	532	1,780
Increase related to current year tax positions	(3,541)	(1,986)	(1,195)
Change in consolidated subsidiaries	1,616		(3,339)
Settlements	5,646	1,451	747
Translation adjustments	284	843	36
Balance at end of year	¥ (15,311)	¥ (14,693)	¥ (9,843)